Annual Total Returns	Dec. 31, 2020
Prospectus #1 | Eaton Vance Dividend Builder Fund
Bar Chart Table:
Annual Return Caption	Calendar year-by-year total return
Prospectus #1 | Eaton Vance Dividend Builder Fund | Class A
Bar Chart Table:
2011	1.12%
2012	13.50%
2013	25.40%
2014	11.73%
2015	2.91%
2016	9.21%
2017	18.89%
2018	(5.40%)
2019	31.09%
2020	12.32%
Prospectus #1 | Eaton Vance Growth Fund
Bar Chart Table:
Annual Return Caption	Calendar year-by-year total return
Prospectus #1 | Eaton Vance Growth Fund | Class A
Bar Chart Table:
2011	(5.41%)
2012	12.66%
2013	35.35%
2014	14.23%
2015	7.04%
2016	2.32%
2017	25.42%
2018	0.27%
2019	30.38%
2020	37.16%
Prospectus #1 | Eaton Vance Large-Cap Value Fund
Bar Chart Table:
Annual Return Caption	Calendar year-by-year total return
Prospectus #1 | Eaton Vance Large-Cap Value Fund | Class A
Bar Chart Table:
2011	(4.48%)
2012	15.77%
2013	29.34%
2014	10.96%
2015	(1.08%)
2016	9.56%
2017	14.80%
2018	(6.83%)
2019	29.79%
2020	2.28%
Prospectus #1 | Eaton Vance Real Estate Fund
Bar Chart Table:
Annual Return Caption	Calendar year-by-year total return
Prospectus #1 | Eaton Vance Real Estate Fund | Class A
Bar Chart Table:
2011	9.15%
2012	15.54%
2013	0.41%
2014	31.19%
2015	6.40%
2016	4.94%
2017	3.93%
2018	(4.61%)
2019	23.99%
2020	(10.32%)
Prospectus #1 | Eaton Vance Small-Cap Fund
Bar Chart Table:
Annual Return Caption	Calendar year-by-year total return
Prospectus #1 | Eaton Vance Small-Cap Fund | Class A
Bar Chart Table:
2011	(5.84%)
2012	11.85%
2013	35.25%
2014	3.77%
2015	(2.78%)
2016	19.32%
2017	14.91%
2018	(5.81%)
2019	27.54%
2020	12.73%
Prospectus #1 | Eaton Vance Special Equities Fund
Bar Chart Table:
Annual Return Caption	Calendar year-by-year total return
Prospectus #1 | Eaton Vance Special Equities Fund | Class A
Bar Chart Table:
2011	(4.33%)
2012	6.62%
2013	36.54%
2014	1.77%
2015	(2.99%)
2016	15.44%
2017	15.38%
2018	(4.95%)
2019	28.12%
2020	12.81%
Prospectus #2 | Eaton Vance Balanced Fund
Bar Chart Table:
Annual Return Caption	Calendar year-by-year total return
Prospectus #2 | Eaton Vance Balanced Fund | Class A
Bar Chart Table:
2011	1.31%
2012	11.50%
2013	20.96%
2014	9.62%
2015	2.65%
2016	4.60%
2017	13.53%
2018	(3.43%)
2019	23.63%
2020	14.20%
Prospectus #3 | Eaton Vance Greater India Fund
Bar Chart Table:
Annual Return Caption	Calendar year-by-year total return
Prospectus #3 | Eaton Vance Greater India Fund | Class A
Bar Chart Table:
2011	(38.80%)
2012	28.83%
2013	(10.04%)
2014	39.28%
2015	(4.96%)
2016	2.64%
2017	44.80%
2018	(12.13%)
2019	10.46%
2020	17.64%
Prospectus #4 | Eaton Vance Core Bond Fund
Bar Chart Table:
Annual Return Caption	Calendar year-by-year total return
Prospectus #4 | Eaton Vance Core Bond Fund | Class A
Bar Chart Table:
2011	6.84%
2012	4.86%
2013	(1.18%)
2014	5.00%
2015	(0.31%)
2016	2.48%
2017	4.20%
2018	(0.64%)
2019	9.00%
2020	7.88%